Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables
Schedule of trade and other payables

	2025 €m	2024 € m

Included within non-current liabilities

Other payables	245	222

Insurance liabilities	226	254

Accruals	40	41

Contract liabilities	812	343

Derivative financial instruments 1	1,824	1,468

	3,147	2,328

Included within current liabilities

Trade payables 2	6,157	5,613

Amounts owed to associates and joint ventures	332	346

Other taxes and social security payable	846	887

Other payables	1,038	846

Insurance liabilities	54	48

Accruals 3	4,138	4,037

Contract liabilities	1,416	1,565

Derivative financial instruments 1	82	56

	14,063	13,398
Notes:

1.
Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2.
Included in Trade payables are invoices that are registered for the Group’s supply chain financing programme of
€
2,198 million (1 April 2024:
€
1,772 million); suppliers had drawn early payments of
€
1,443 million relating to these invoices at 31 March 2025.

3.	Includes € 132 million (2024: € nil) payable in relation to the irrevocable and non-discretionary share buyback programme announced in February 2025.